Property and equipment, net	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Property and equipment, net

NOTE 4. PROPERTY AND EQUIPMENT, NET

Property and equipment is stated on the basis of cost. Provisions for depreciation of property and equipment are computed by the straight-line method at rates based on their estimated useful lives. Salarius reviewed the carrying value of long-lived assets for potential impairment on a periodic basis and whenever events or changes in circumstances indicate the carrying value of an asset may not be recoverable. If an impairment is identified, a loss is recorded equal to the excess of the asset’s net book value over its fair value, and the cost basis is adjusted. No impairment existed as of December 31, 2018 or December 31, 2017.

As of December 31, 2018 and 2017, respectively, property and equipment, net consisted of the following:

	December 31, 2018	December 31, 2017
Furniture and equipment	$62,541	$62,541
Accumulated depreciation	(25,016)	(12,508)

Property and equipment, net	$37,525	$50,033

Capitalized interest costs were $0 for the years ended December 31, 2018 and 2017.